Investment Portfolio - July 31, 2020
(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 33.4%

Communication Services - 3.0%
Entertainment - 1.2%
Activision Blizzard, Inc.[2]	3,960	$327,215
Electronic Arts, Inc.*2	1,690	239,338
Nexon Co. Ltd. (Japan)	12,200	313,440
		879,993
Interactive Media & Services - 1.2%
Alphabet, Inc. - Class A*2	205	305,029
Facebook, Inc. - Class A*	1,300	329,771
Tencent Holdings Ltd. - Class H (China)	4,040	277,137
		911,937
Media - 0.6%
Charter Communications, Inc. - Class A*	530	307,400
Comcast Corp. - Class A	4,256	182,157
		489,557
Total Communication Services		2,281,487
Consumer Discretionary - 3.6%
Automobiles - 0.1%
Honda Motor Co. Ltd. - ADR (Japan)	3,735	90,947
Hotels, Restaurants & Leisure - 0.6%
Compass Group plc - ADR (United Kingdom)	9,810	135,873
Hilton Worldwide Holdings, Inc.	2,285	171,489
InterContinental Hotels Group plc - ADR (United Kingdom)	1,520	70,878
Wyndham Hotels & Resorts, Inc.	569	25,127
		403,367
Household Durables - 0.2%
Nikon Corp. (Japan)	17,400	121,651
Internet & Direct Marketing Retail - 1.7%
Alibaba Group Holding Ltd. - ADR (China)*	1,170	293,694
Amazon.com, Inc.*2	140	443,055
Booking Holdings, Inc.*2	95	157,902
Expedia Group, Inc.	4,755	385,203
		1,279,854
Multiline Retail - 0.2%
Dollar Tree, Inc.*	1,650	154,027
Specialty Retail - 0.4%
The Home Depot, Inc.	1,228	326,022
Textiles, Apparel & Luxury Goods - 0.4%
adidas AG (Germany)*	520	143,405
lululemon athletica, Inc.*	475	154,655
		298,060
Total Consumer Discretionary		2,673,928
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples - 4.2%
Beverages - 1.2%
Anheuser-Busch InBev S.A./N.V. (Belgium)	2,640	$143,361
The Coca-Cola Co.	7,640	360,914
Diageo plc - ADR (United Kingdom)	713	104,982
Diageo plc (United Kingdom)	2,800	102,454
PepsiCo, Inc.	1,110	152,802
		864,513
Food & Staples Retailing - 0.6%
Sysco Corp.	2,665	140,845
Walmart, Inc.	2,136	276,399
		417,244
Food Products - 1.2%
General Mills, Inc.	1,659	104,965
The Hershey Co.	486	70,669
Mondelez International, Inc. - Class A	8,007	444,308
Nestle S.A. (Switzerland)	2,420	287,791
		907,733
Household Products - 0.3%
Colgate-Palmolive Co.	1,854	143,129
Kimberly-Clark Corp.	664	100,954
		244,083
Personal Products - 0.9%
Unilever plc - ADR (United Kingdom)	11,476	694,069
Total Consumer Staples		3,127,642
Energy - 2.4%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.[2]	4,445	80,632
Oil, Gas & Consumable Fuels - 2.3%
Cabot Oil & Gas Corp.	23,580	440,946
Chevron Corp.[2]	655	54,981
Concho Resources, Inc.	3,730	195,974
ConocoPhillips	2,690	100,579
EOG Resources, Inc.	2,850	133,522
EQT Corp.	10,880	157,978
Exxon Mobil Corp.	3,050	128,344
Pioneer Natural Resources Co.	2,305	223,401
Royal Dutch Shell plc - Class B - ADR (Netherlands)	1,100	31,130
TOTAL SE - ADR (France)	6,512	245,242
		1,712,097
Total Energy		1,792,729
Financials - 3.1%
Banks - 1.4%
Bank of America Corp.[2]	9,410	234,121
Citigroup, Inc.[2]	2,824	141,228

Investment Portfolio - July 31, 2020
(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
JPMorgan Chase & Co.	2,568	$248,171
The PNC Financial Services Group, Inc.	601	64,109
Truist Financial Corp.	2,632	98,595
U.S. Bancorp	2,747	101,199
Wells Fargo & Co.	5,829	141,412
		1,028,835
Capital Markets - 0.9%
Cboe Global Markets, Inc.[2]	2,310	202,587
CME Group, Inc.[2]	720	119,649
Intercontinental Exchange, Inc.	1,560	150,977
Moody’s Corp.	400	112,520
S&P Global, Inc.	320	112,080
		697,813
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. - Class B*,2	1,495	292,691
Insurance - 0.4%
Chubb Ltd.[2]	746	94,921
W. R. Berkley Corp.	3,060	188,955
		283,876
Total Financials		2,303,215
Health Care - 4.7%
Biotechnology - 0.8%
AbbVie, Inc.[2]	2,190	207,853
BioMarin Pharmaceutical, Inc.*2	1,145	137,182
Gilead Sciences, Inc.	2,420	168,262
Incyte Corp.*	910	89,872
		603,169
Health Care Equipment & Supplies - 1.0%
Alcon, Inc. (Switzerland)*	6,320	379,074
Medtronic plc[2]	3,427	330,637
		709,711
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	360	149,022
Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co.[2]	3,406	199,796
Eli Lilly & Co.	942	141,573
Johnson & Johnson	4,960	722,969
Merck & Co., Inc.	3,170	254,361
Novartis AG - ADR (Switzerland)	5,230	429,592
Pfizer, Inc.	7,118	273,901
		2,022,192
Total Health Care		3,484,094
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials - 2.7%
Aerospace & Defense - 0.5%
General Dynamics Corp.	524	$76,892
Lockheed Martin Corp.	488	184,937
Raytheon Technologies Corp.	2,327	131,894
		393,723
Airlines - 0.3%
Ryanair Holdings plc - ADR (Ireland)*	3,160	237,000
Commercial Services & Supplies - 0.4%
Copart, Inc.*	1,690	157,593
Waste Management, Inc.	877	96,119
		253,712
Electrical Equipment - 0.2%
Eaton Corp. plc	933	86,890
Emerson Electric Co.	1,452	90,039
		176,929
Industrial Conglomerates - 0.4%
3M Co.	959	144,301
Honeywell International, Inc.	1,115	166,547
		310,848
Machinery - 0.3%
Caterpillar, Inc.[2]	983	130,621
Illinois Tool Works, Inc.	635	117,469
		248,090
Professional Services - 0.2%
Insperity, Inc.	2,370	158,458
Road & Rail - 0.4%
Canadian National Railway Co. (Canada)	977	95,541
Union Pacific Corp.	1,063	184,271
		279,812
Total Industrials		2,058,572
Information Technology - 5.4%
Communications Equipment - 0.3%
Cisco Systems, Inc.[2]	5,477	257,967
IT Services - 2.7%
Accenture plc - Class A	682	153,300
Automatic Data Processing, Inc.	560	74,430
International Business Machines Corp.	1,386	170,395
Mastercard, Inc. - Class A	2,030	626,316
PayPal Holdings, Inc.*	1,720	337,240
Switch, Inc. - Class A	1,113	20,023
Visa, Inc. - Class A	3,180	605,472
		1,987,176
Semiconductors & Semiconductor Equipment - 1.3%
Intel Corp.	4,469	213,305
Micron Technology, Inc.*	7,790	389,929

Investment Portfolio - July 31, 2020
(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.	1,366	$144,263
Texas Instruments, Inc.	1,477	188,391
		935,888
Software - 1.1%
Microsoft Corp.	1,480	303,415
Oracle Corp.	2,898	160,694
salesforce.com, Inc.*	1,160	226,026
ServiceNow, Inc.*	340	149,328
		839,463
Total Information Technology		4,020,494
Materials - 1.1%
Chemicals - 0.4%
FMC Corp.	1,360	144,228
Linde plc (United Kingdom)	607	148,782
		293,010
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	365	75,621
Vulcan Materials Co.	1,235	145,013
		220,634
Containers & Packaging - 0.4%
Graphic Packaging Holding Co.	21,540	300,268
Total Materials		813,912
Real Estate - 3.2%
Equity Real Estate Investment Trusts (REITS) - 3.2%
Agree Realty Corp.[2]	374	25,047
Alexandria Real Estate Equities, Inc.[2]	135	23,969
American Campus Communities, Inc.[2]	916	32,646
American Homes 4 Rent - Class A2	1,915	55,535
American Tower Corp.[2]	650	169,903
Americold Realty Trust[2]	1,230	49,631
Apartment Investment & Management Co. - Class A2	734	28,494
AvalonBay Communities, Inc.[2]	260	39,811
Brandywine Realty Trust[2]	1,745	18,898
Camden Property Trust[2]	485	44,043
Community Healthcare Trust, Inc.	615	28,124
CoreSite Realty Corp.	100	12,905
Cousins Properties, Inc.	1,521	46,725
Crown Castle International Corp.	305	50,843
Digital Realty Trust, Inc.[2]	515	82,678
Douglas Emmett, Inc.	970	28,266
Duke Realty Corp.	1,024	41,155
EastGroup Properties, Inc.	119	15,787
Equinix, Inc.	597	468,932
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Equity LifeStyle Properties, Inc.	745	$50,898
Equity Residential	420	22,525
Essex Property Trust, Inc.	49	10,816
Extra Space Storage, Inc.	130	13,434
First Industrial Realty Trust, Inc.	785	34,477
Getty Realty Corp.	770	22,815
Healthcare Realty Trust, Inc.	440	12,892
Healthcare Trust of America, Inc. - Class A	755	20,846
Healthpeak Properties, Inc.	1,310	35,750
Hibernia REIT plc (Ireland)	11,615	15,543
Host Hotels & Resorts, Inc.	1,190	12,828
Invitation Homes, Inc.	2,177	64,918
Jernigan Capital, Inc.	1,335	18,703
Kilroy Realty Corp.	670	39,041
Lamar Advertising Co. - Class A	190	12,489
Life Storage, Inc.	115	11,285
Mid-America Apartment Communities, Inc.	345	41,121
P hysicians Realty Trust	810	14,612
Prologis, Inc.	1,614	170,148
Public Storage	250	49,970
Realty Income Corp.	275	16,514
Regency Centers Corp.	195	8,001
Rexford Industrial Realty, Inc.	860	40,360
SBA Communications Corp.	590	183,809
STAG Industrial, Inc.	630	20,538
Sun Communities, Inc.	490	73,466
Terreno Realty Corp.	415	25,215
UDR, Inc.	401	14,516
Urban Edge Properties	1,230	12,890
Welltower, Inc.	595	31,868
Total Real Estate		2,365,680
TOTAL COMMON STOCKS
(Identified Cost $21,796,583)		24,921,753

CORPORATE BONDS - 27.1%

Non-Convertible Corporate Bonds - 27.1%
Communication Services - 4.9%
Diversified Telecommunication Services - 1.7%
AT&T, Inc., 4.25%, 3/1/2027[2]	240,000	281,018
Verizon Communications, Inc., 5.25%, 3/16/2037	720,000	1,015,912
		1,296,930
Entertainment - 0.4%
The Walt Disney Co., 2.20%, 1/13/2028	240,000	253,735

Investment Portfolio - July 31, 2020
(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Interactive Media & Services - 0.9%
MDC Partners, Inc., 6.50%, 5/1/2024[3]	15,000	$14,212
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[3]	580,000	675,584
		689,796
Media - 1.9%
Comcast Corp., 3.25%, 11/1/2039	590,000	695,309
Discovery Communications LLC, 5.20%, 9/20/2047	550,000	701,900
Townsquare Media, Inc., 6.50%, 4/1/2023[3]	25,000	22,375
		1,419,584
Total Communication Services		3,660,045

Consumer Discretionary - 4.6%
Auto Components - 0.0%##
American Axle & Manufacturing, Inc., 6.875%, 7/1/2028	15,000	15,300
Techniplas LLC, 10.00%, 5/1/2020[4,5]	10,000	2,225
		17,525
Automobiles - 0.6%
Ford Motor Co., 9.625%, 4/22/2030	40,000	52,700
Volkswagen Group of America Finance LLC (Germany), 3.35%, 5/13/2025[3]	375,000	409,260
		461,960
Household Durables - 0.1%
FXI Holdings, Inc., 12.25%, 11/15/2026[3]	20,000	19,620
LGI Homes, Inc., 6.875%, 7/15/2026[3]	25,000	26,625
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	25,000	26,943
		73,188
Internet & Direct Marketing Retail - 2.9%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	840,000	954,542
Booking Holdings, Inc., 3.60%, 6/1/2026	790,000	889,870
Expedia Group, Inc., 6.25%, 5/1/2025[3].	250,000	273,228
Photo Holdings Merger Sub, Inc., 8.50%, 10/1/2026[3]	20,000	18,510
		2,136,150
Specialty Retail - 0.6%
The TJX Companies, Inc., 4.50%, 4/15/2050	300,000	413,124
Textiles, Apparel & Luxury Goods - 0.4%
G-III Apparel Group Ltd., 7.875%, 8/15/2025[3]	25,000	25,211
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc., 3.375%, 3/27/2050	220,000	$267,122
		292,333
Total Consumer Discretionary		3,394,280

Consumer Staples - 0.9%
Beverages - 0.9%
Keurig Dr Pepper, Inc., 3.20%, 5/1/2030	570,000	647,028
Food & Staples Retailing - 0.0%##
KeHE Distributors LLC - KeHE Finance Corp., 8.625%, 10/15/2026[3]	25,000	27,063
Total Consumer Staples		674,091

Energy - 4.2%
Energy Equipment & Services - 0.0%##
Oceaneering International, Inc., 6.00%, 2/1/2028	25,000	15,806
Oil, Gas & Consumable Fuels - 4.2%
Antero Midstream Partners LP - Antero Midstream Finance Corp.
5.75%, 3/1/2027[3]	25,000	21,837
5.75%, 1/15/2028[3]	15,000	12,789
Bruin E&P Partners LLC, 8.875%, 8/1/2023[2,4,6]	80,000	40
Calumet Specialty Products Partners LP - Calumet Finance Corp., 11.00%, 4/15/2025[3]	10,000	9,675
Cenovus Energy, Inc.
(Canada), 5.375%, 7/15/2025	10,000	10,002
(Canada), 6.75%, 11/15/2039	15,000	15,650
CNX Midstream Partners LP - CNX Midstream Finance Corp., 6.50%, 3/15/2026[3]	15,000	14,640
DCP Midstream Operating LP, 8.125%, 8/16/2030	10,000	11,682
Energy Transfer Operating LP, 6.50%, 2/1/2042	660,000	724,566
EQT Corp., 8.75%, 2/1/2030[7]	15,000	17,367
Genesis Energy LP - Genesis Energy Finance Corp., 7.75%, 2/1/2028	15,000	14,466
HollyFrontier Corp., 5.875%, 4/1/2026	25,000	27,434
Indigo Natural Resources LLC, 6.875%, 2/15/2026[3]	15,000	14,455
Jonah Energy LLC - Jonah Energy Finance Corp., 7.25%, 10/15/2025[8]	15,000	1,767
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	460,000	640,416
Laredo Petroleum, Inc., 10.125%, 1/15/2028	10,000	7,100
Lonestar Resources America, Inc., 11.25%, 1/1/2023[9]	30,000	3,825

Investment Portfolio - July 31, 2020
(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026[3]	15,000	$8,738
NGL Energy Partners LP - NGL Energy Finance Corp., 7.50%, 11/1/2023	15,000	11,850
Occidental Petroleum Corp., 8.875%, 7/15/2030	15,000	16,875
PBF Holding Co. LLC - PBF Finance Corp., 6.00%, 2/15/2028[3]	15,000	12,025
PDC Energy, Inc., 5.75%, 5/15/2026	15,000	15,033
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	730,000	879,719
The Williams Companies, Inc., 3.75%, 6/15/2027	520,000	570,074
Whiting Petroleum Corp., 5.75%, 3/15/2021[4]	80,000	13,600
WPX Energy, Inc., 5.875%, 6/15/2028	10,000	10,244
		3,085,869
Total Energy		3,101,675

Financials - 2.9%
Banks - 2.6%
Bank of America Corp., 4.00%, 1/22/2025[2]	370,000	413,805
Citigroup, Inc., 4.45%, 9/29/2027	640,000	745,086
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/2025[3]	35,000	38,243
JP Morgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[10]	650,000	707,972
		1,905,106
Capital Markets - 0.1%
Advisor Group Holdings, Inc., 10.75%, 8/1/2027[3]	15,000	15,225
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	30,000	30,300
Oaktree Specialty Lending Corp., 3.50%, 2/25/2025	15,000	15,001
StoneX Group, Inc., 8.625%, 6/15/2025[3]	35,000	37,494
		98,020
Consumer Finance - 0.1%
Navient Corp., 6.75%, 6/25/2025	25,000	26,141
OneMain Finance Corp., 7.125%, 3/15/2026	15,000	17,585
SLM Corp., 5.125%, 4/5/2022	25,000	25,500
		69,226
Diversified Financial Services - 0.0%##
FS Energy & Power Fund, 7.50%, 8/15/2023[3]	15,000	13,197
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland), 10.50%, 6/1/2024[3]	15,000	$13,500
		26,697
Mortgage Real Estate Investment Trusts (REITS) - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 5.25%, 10/1/2025[3]	25,000	23,000
Starwood Property Trust, Inc.
3.625%, 2/1/2021	10,000	9,875
4.75%, 3/15/2025	25,000	24,062
		56,937
Thrifts & Mortgage Finance - 0.0%##
Radian Group, Inc., 4.875%, 3/15/2027	35,000	33,920
Total Financials		2,189,906

Health Care - 1.0%
Health Care Equipment & Supplies - 0.0%##
AdaptHealth LLC, 6.125%, 8/1/2028[3]	25,000	26,054
Health Care Providers & Services - 0.7%
HCA, Inc., 4.125%, 6/15/2029	440,000	514,999
Pharmaceuticals - 0.3%
Pfizer, Inc., 2.625%, 4/1/2030	160,000	180,957
Total Health Care		722,010

Industrials - 3.7%
Aerospace & Defense - 0.1%
Howmet Aerospace, Inc., 6.875%, 5/1/2025	25,000	28,391
Airlines - 0.8%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[3]	25,000	25,895
Southwest Airlines Co., 5.25%, 5/4/2025	530,000	564,642
		590,537
Commercial Services & Supplies - 0.0%##
Prime Security Services Borrower LLC - Prime Finance, Inc., 6.25%, 1/15/2028[3]	25,000	26,063
Construction & Engineering - 0.1%
HC2 Holdings, Inc., 11.50%, 12/1/2021[3]	6,000	5,655
Picasso Finance Sub, Inc., 6.125%, 6/15/2025[3]	25,000	26,563
Tutor Perini Corp., 6.875%, 5/1/2025[3]	45,000	44,880
		77,098

Investment Portfolio - July 31, 2020
(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates - 0.5%
General Electric Co., (3 mo. LIBOR US + 3.330%), 5.00%[10,11]	500,000	$396,250
Machinery - 0.0%##
Hillenbrand, Inc., 4.50%, 9/15/2026[7]	25,000	26,875
Marine - 0.1%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025[12]	35,000	35,000
Navios South American Logistics, Inc. - Navios Logistics Finance US, Inc. (Uruguay), 10.75%, 7/1/2025[3]	10,000	10,700
		45,700
Trading Companies & Distributors - 2.1%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025[2]	730,000	712,144
Air Lease Corp.
3.75%, 6/1/2026	260,000	264,470
3.625%, 4/1/2027	270,000	267,453
Avolon Holdings Funding Ltd. (Ireland), 3.25%, 2/15/2027[3]	280,000	237,838
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/1/2025[3]	30,000	28,206
9.75%, 8/1/2027[3]	15,000	15,488
WESCO Distribution, Inc., 7.25%, 6/15/2028[3]	20,000	21,850
		1,547,449
Total Industrials		2,738,363

Information Technology - 1.0%
Communications Equipment - 0.0%##
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	15,000	16,468
IT Services - 1.0%
Visa, Inc., 2.70%, 4/15/2040	630,000	716,554
Total Information Technology		733,022

Materials - 0.1%
Metals & Mining - 0.1%
Alcoa Nederland Holding B.V., 6.125%, 5/15/2028[3]	20,000	21,600
IAMGOLD Corp. (Burkina Faso), 7.00%, 4/15/2025[3]	30,000	31,200
Infrabuild Australia Pty Ltd. (Australia), 12.00%, 10/1/2024[3]	25,000	23,500
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/2028[3]	15,000	16,339
Mountain Province Diamonds, Inc. (Canada), 8.00%, 12/15/2022[3]	10,000	5,900
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022[4,13]	75,000	$937
Total Materials	.	99,476

Real Estate - 3.2%
Equity Real Estate Investment Trusts (REITS) - 3.1%
American Tower Corp., 3.80%, 8/15/2029	740,000	867,028
Camden Property Trust, 2.80%, 5/15/2030	540,000	600,277
Crown Castle International Corp.
3.10%, 11/15/2029	580,000	646,931
3.30%, 7/1/2030	190,000	215,834
Iron Mountain, Inc., 5.625%, 7/15/2032[3]	15,000	16,106
		2,346,176
Real Estate Management & Development - 0.1%
Five Point Operating Co. LP - Five Point Capital Corp., 7.875%, 11/15/2025[3]	25,000	24,157
Forestar Group, Inc., 5.00%, 3/1/2028[3]	15,000	15,000
		39,157
Total Real Estate	.	2,385,333

Utilities - 0.6%
Electric Utilities - 0.6%
Dominion Energy, Inc., 3.375%, 4/1/2030	370,000	427,603
Talen Energy Supply LLC, 7.625%, 6/1/2028[3]	25,000	26,125
		453,728
Independent Power and Renewable Electricity Producers - 0.0%##
Vistra Operations Co. LLC, 3.70%, 1/30/2027[3]	15,000	15,868
Total Utilities		469,596

TOTAL CORPORATE BONDS
(Identified Cost $18,566,386)		20,167,797

U.S. TREASURY SECURITIES - 13.8%

U.S. Treasury Bonds - 3.1%
U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/2026
(Identified Cost $2,190,362)	1,989,372	2,344,218

U.S. Treasury Notes - 10.7%
U.S. Treasury Floating Rate Note, (3 mo. US Treasury Bill Yield + 0.300%), 0.405%, 10/31/2021[14]	3,132,000	3,142,378
U.S. Treasury Inflation Indexed Note
0.50%, 4/15/2024	1,529,983	1,624,438
0.125%, 4/15/2025	1,533,598	1,632,333

Investment Portfolio - July 31, 2020
(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note
2.50%, 8/15/2023	715,000	$766,363
1.625%, 5/15/2026	725,000	780,111
Total U.S. Treasury Notes
(Identified Cost $7,810,083)		7,945,623
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $10,000,445)		10,289,841

ASSET-BACKED SECURITIES - 8.7%

Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.561%, 7/15/2030[2,3]	119,557	118,581
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[3]	245,332	255,517
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01%, 2/15/2029[3]	290,000	295,389
Invitation Homes Trust
Series 2017-SFR2, Class A, (1 mo.
LIBOR US + 0.850%), 1.025%,
12/17/2036[3,14]	72,687	72,058
Series 2017-SFR2, Class B, (1 mo.
LIBOR US + 1.150%), 1.325%,
12/17/2036[3,14]	60,000	59,586
Navient Private Education Refi Loan
Trust
Series 2014-1, Class A3, (1 mo.
LIBOR US + 0.510%), 0.682%,
6/25/2031[14]	251,744	241,248
Series 2019-2A, Class A2, (1 mo.
LIBOR US + 1.000%), 1.172%,
2/27/2068[3,14]	550,000	554,023
Series 2019-CA, Class A1, 2.82%,
2/15/2068[3]	87,658	88,189
Nelnet Student Loan Trust
Series 2012-3A, Class A, (1 mo.
LIBOR US + 0.700%), 0.872%,
2/25/2045[3,14]	260,580	253,367
Series 2013-5A, Class A, (1 mo.
LIBOR US + 0.630%), 0.802%,
1/25/2037[3,14]	409,879	391,660
Series 2015-2A, Class A2, (1 mo.
LIBOR US + 0.600%), 0.772%,
9/25/2047[3,14]	539,526	521,331
Oxford Finance Funding LLC, Series
2020-1A, Class A2, 3.101%,
2/15/2028[3]	255,000	259,298
Progress Residential Trust
Series 2017-SFR2, Class A, 2.897%,
12/17/2034[3]	149,721	150,318
Series 2019-SFR2, Class A, 3.147%,
5/17/2036[3]	279,510	289,508
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

SLM Student Loan Trust, Series 2005-
7, Class A4, (3 mo. LIBOR US +
0.150%), 0.394%, 10/25/2029[14]	248,083	$243,228
SMB Private Education Loan Trust,
Series 2020-A, Class A2A, 2.23%,
9/15/2037[3]	340,000	349,100
SoFi Consumer Loan Program LLC
Series 2016-5, Class A, 3.06%,
9/25/2028[3]	11,929	11,947
Series 2019-2, Class A, 3.01%,
4/25/2028[3]	96,517	97,650
Series 2019-3, Class A, 2.90%,
5/25/2028[3]	127,303	128,816
SoFi Professional Loan Program LLC
Series 2015-D, Class A2, 2.72%,
10/27/2036[3]	48,531	49,366
Series 2016-B, Class A2B, 2.74%,
10/25/2032[3]	35,614	36,313
Series 2016-E, Class A2B, 2.49%,
1/25/2036[3]	116,923	118,580
Series 2017-F, Class A2FX, 2.84%,
1/25/2041[3]	68,659	70,206
Series 2018-A, Class A2A, 2.39%,
2/25/2042[3]	12,212	12,227
Series 2018-B, Class A2FX, 3.34%,
8/25/2047[3]	200,000	207,119
Series 2020-A, Class A2FX, 2.54%,
5/15/2046[3]	225,000	235,070
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%,
10/25/2056[3,15]	146,310	148,936
Series 2017-1, Class A1, 2.75%,
10/25/2056[3,15]	134,147	137,860
Series 2019-HY1, Class A1, (1 mo.
LIBOR US + 1.000%), 1.172%,
10/25/2048[3,14]	125,319	124,672
Tricon American Homes
Series 2016-SFR1, Class A, 2.589%,
11/17/2033[3]	209,910	211,248
Series 2017-SFR2, Class A, 2.928%,
1/17/2036[3]	198,897	205,898
Series 2020-SFR1, Class A, 1.499%,
7/17/2038[3]	450,000	452,733
VB-S1 Issuer LLC, Series 2020-1A,
Class C2, 3.031%, 6/15/2050[3]	100,000	103,174
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $6,419,749)		6,494,216

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.1%

CIM Trust, Series 2019-INV1, Class A1,
4.00%, 2/25/2049[3,15]	64,178	66,128
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%,
5/25/2043[2,3,15]	102,163	105,728

Investment Portfolio - July 31, 2020
(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Trust
(continued)
Series 2013-TH1, Class A1, 2.13%,
2/25/2043[3,15]	62,409	$64,070
Fannie Mae REMICS, Series 2018-31,
Class KP, 3.50%, 7/25/2047	184,039	190,934
Fannie Mae-Aces, Series 2017-M15,
Class A1, 2.959%, 9/25/2027[15]	257,289	280,589
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A, 3.144%,
12/10/2036[3]	290,000	294,894
Freddie Mac REMICS
Series 4791, Class BA, 4.00%,
3/15/2044	182,952	186,886
Series 4801, Class BA, 4.50%,
5/15/2044	116,103	117,816
FREMF Mortgage Trust
Series 2011-K13, Class B, 4.611%,
1/25/2048[3,15]	321,504	325,068
Series 2014-K41, Class B, 3.833%,
11/25/2047[3,15]	273,000	300,026
Series 2014-K716, Class B, 3.949%,
8/25/2047[3,15]	451,000	458,833
Government National Mortgage
Association
Series 2012-113, Class PY, 2.50%,
9/20/2042	250,000	266,178
Series 2017-54, Class AH, 2.60%,
12/16/2056	276,793	289,762
GS Mortgage Securities Corp. Trust,
Series 2019-70P, Class A, (1 mo.
LIBOR US + 1.000%), 1.175%,
10/15/2036[3,14]	260,000	250,867
JP Morgan Mortgage Trust
Series 2013-2, Class A2, 3.50%,
5/25/2043[3,15]	58,255	61,008
Series 2014-2, Class 1A1, 3.00%,
6/25/2029[3,15]	77,311	78,267
Series 2017-2, Class A5, 3.50%,
5/25/2047[3,15]	165,015	167,594
Series 2017-2, Class A6, 3.00%,
5/25/2047[3,15]	177,238	179,169
Series 2017-3, Class 1A3, 3.50%,
8/25/2047[3,15]	175,507	180,003
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%,
11/25/2054[3,15]	66,693	71,306
Series 2015-2A, Class A1, 3.75%,
8/25/2055[3,15]	73,267	78,234
Series 2016-4A, Class A1, 3.75%,
11/25/2056[3,15]	102,084	108,828
PMT Loan Trust, Series 2013-J1, Class
A9, 3.50%, 9/25/2043[3,15]	212,584	224,329
Sequoia Mortgage Trust
Series 2013-6, Class A2, 3.00%,
5/25/2043[15]	412,863	432,553
	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust (continued)
Series 2013-8, Class A1, 3.00%,
6/25/2043[15]		83,707	$86,229
Series 2020-1, Class A1, 3.50%,
2/25/2050[3,15]		279,976	288,573
Starwood Retail Property Trust, Series
2014-STAR, Class A, (1 mo. LIBOR
US + 1.470%), 1.645%, 11/15/2027[3,14]		252,607	172,969
Sutherland Commercial Mortgage Trust,
Series 2019-SBC8, Class A, 2.86%,
4/25/2041[3,15]		221,796	223,931
Waikiki Beach Hotel Trust, Series 2019-
WBM, Class A, (1 mo. LIBOR US +
1.050%), 1.225%, 12/15/2033[3,14]		175,000	165,373
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class A4, 4.869%,
2/15/2044[3,15]		302,914	306,336
WinWater Mortgage Loan Trust,
Series 2015-3, Class A5, 3.50%,
3/20/2045[3,15]		8,170	8,177
TOTAL COMMERCIAL MORTGAGE-
BACKED SECURITIES
(Identified Cost $5,977,641)			6,030,658

FOREIGN GOVERNMENT BONDS - 1.9%

Canadian Government Bond (Canada),
2.75%, 6/1/2022	CAD	33,000	25,765
Export-Import Bank of Korea (South
Korea), 2.625%, 12/30/2020		1,000,000	1,007,756
Italy Buoni Poliennali Del Tesoro (Italy),
2.45%, 9/1/2050[3]	EUR	90,000	117,858
Mexican Government Bond
(Mexico), 6.50%, 6/10/2021	MXN	275,000	12,550
(Mexico), 6.50%, 6/9/2022	MXN	504,000	23,413
(Mexico), 7.75%, 5/29/2031	MXN	92,000	4,732
Republic of Italy Government
International Bond (Italy), 2.375%,
10/17/2024		200,000	204,006
TOTAL FOREIGN GOVERNMENT
BONDS
(Identified Cost $1,369,698)			1,396,080

U.S. GOVERNMENT AGENCIES - 8.7%

Mortgage-Backed Securities - 8.7%
Fannie Mae
Pool #888468, UMBS, 5.50%,
9/1/2021		2,480	2,503
Pool #888810, UMBS, 5.50%,
11/1/2022		2,647	2,673
Pool #MA3463, UMBS, 4.00%,
9/1/2033		174,200	184,444
Pool #MA1834, UMBS, 4.50%,
2/1/2034		57,243	62,778

Investment Portfolio - July 31, 2020
(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA1903, UMBS, 4.50%, 5/1/2034	69,166	$75,853
Pool #FM1158, UMBS, 3.50%, 6/1/2034	261,093	274,177
Pool #MA3412, UMBS, 3.50%, 7/1/2038	282,084	298,529
Pool #890294, UMBS, 5.50%, 1/1/2039	61,882	71,464
Pool #AD0307, UMBS, 5.50%, 1/1/2039	32,941	38,002
Pool #AE0604, UMBS, 6.00%, 7/1/2039	39,540	46,728
Pool #MA0258, UMBS, 4.50%, 12/1/2039	76,525	85,027
Pool #890326, UMBS, 5.50%, 1/1/2040	64,815	74,837
Pool #MA4054, UMBS, 2.50%, 6/1/2040	1,021,411	1,073,357
Pool #AL0152, UMBS, 6.00%, 6/1/2040	67,536	79,142
Pool #MA4071, UMBS, 2.00%, 7/1/2040	582,932	599,718
Pool #MA4072, UMBS, 2.50%, 7/1/2040	573,287	602,444
Pool #AL7729, UMBS, 4.00%, 6/1/2043	57,678	63,394
Pool #AS3622, UMBS, 3.50%, 10/1/2044	525,683	575,420
Pool #AZ9215, UMBS, 4.00%, 10/1/2045	73,909	81,456
Pool #BD6997, UMBS, 4.00%, 10/1/2046	70,642	75,636
Pool #BE7845, UMBS, 4.50%, 2/1/2047	52,152	56,428
Pool #AL8674, 5.645%, 1/1/2049	117,738	138,060
Pool #MA3996, 2.50%, 4/1/2050	207,005	214,251
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	95,626	104,895
Pool #G03926, 6.00%, 2/1/2038	28,824	33,885
Pool #G05196, 5.50%, 10/1/2038	28,606	32,983
Pool #G05409, 5.50%, 3/1/2039	25,530	29,442
Pool #A92889, 4.50%, 7/1/2040	99,319	109,932
Pool #A93451, 4.50%, 8/1/2040	113,357	126,041
Pool #G60334, 4.50%, 10/1/2041	88,870	98,458
Pool #Q24752, 3.50%, 2/1/2044	130,870	141,455
Pool #G60183, 4.00%, 12/1/2044	67,950	72,952
Pool #Q37592, 4.00%, 12/1/2045	167,787	182,655
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #QB0098, UMBS, 2.50%, 6/1/2050	760,035	$798,261

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $6,322,687)		6,507,280
TOTAL INVESTMENTS IN SECURITIES -101.7%
(Identified Cost $70,453,189)		75,807,625
TOTAL OPTIONS WRITTEN - (0.0%)**
(Premiums Received $1,975)		(2,130)
TOTAL INVESTMENTS - 101.7%		75,805,495
LIABILITIES, LESS OTHER ASSETS - (1.7%)		(1,287,129)
NET ASSETS - 100%		$74,518,366

Investment Portfolio - July 31, 2020
(unaudited)

ADR - American Depositary Receipt

CAD - Canadian Dollar

EUR - Euro

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

UMBS - Uniform Mortgage-Backed Securities

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[1]	VALUE
Call
PayPal Holdings, Inc.	5	08/07/2020	$195.00	98	$(2,100)

Put
Charter Communications, Inc. - Class A	2	08/14/2020	520.00	116	(30)
TOTAL EXCHANGE-TRADED OPTIONS WRITTEN (PREMIUMS RECEIVED $1,975)					$(2,130)

*Non-income producing security.

** Less than (0.1%).

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2A portion of this security is designated as collateral for options contracts written. As of July 31, 2020, the total value of such securities was $3,772,000.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $12,718,802, or 17.1% of the Series’ net assets as of July 31, 2020.

4Issuer filed for bankruptcy and/or is in default of interest payments.

5Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on October 13, 2017 at a cost of $26,688 ($76.25 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $2,225, or less than 0.1% of the Series’ net assets as of July 31, 2020.

6Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 17, 2019, March 26, 2020 and May 28, 2020 at a cost of $18,875 ($94.38 per share), $2,100 ($10.50 per share) and $625 ($1.25 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $40, or less than 0.1% of the Series’ net assets as of July 31, 2020.

7Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

8Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on November 28, 2017 at a cost of $20,200 ($101.00 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $1,767, or less than 0.1% of the Series’ net assets as of July 31, 2020.

9Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 10, 2019, September 10, 2019 and April 14, 2020 at a cost of $18,800 ($94.00 per share), $4,275 ($85.50 per share) and $4,000 ($20.00 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $3,825, or less than 0.1% of the Series’ net assets as of July 31, 2020.

10Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2020.

11Security is perpetual in nature and has no stated maturity date.

12Illiquid security - This security was acquired on July 28, 2020 at a cost of $35,053 ($100.15 per share). This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $35,000, or less than 0.1% of the Series’ net assets as of July 31, 2020.

13Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on September 6, 2018, May 08, 2020 and May 13, 2020 at a cost of $66,573 ($102.42 per share), $813 ($3.25 per share) and $350 ($1.00 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $937, or less than 0.1% of the Series’ net assets as of July 31, 2020.

14Floating rate security. Rate shown is the rate in effect as of July 31, 2020.

15Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Investment Portfolio - July 31, 2020
(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$2,281,487	$1,690,910	$590,577	$—
Consumer Discretionary	2,673,928	2,408,872	265,056	—
Consumer Staples	3,127,642	2,594,036	533,606	—
Energy	1,792,729	1,792,729	—	—
Financials	2,303,215	2,303,215	—	—
Health Care	3,484,094	3,484,094	—	—
Industrials	2,058,572	2,058,572	—	—
Information Technology	4,020,494	4,020,494	—	—
Materials	813,912	813,912	—	—
Real Estate	2,365,680	2,350,137	15,543	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	16,797,121	—	16,797,121	—
Corporate debt:
Communication Services	3,660,045	—	3,660,045	—
Consumer Discretionary	3,394,280	—	3,394,280	—
Consumer Staples	674,091	—	674,091	—
Energy	3,101,675	—	3,101,675	—
Financials	2,189,906	—	2,189,906	—
Health Care	722,010	—	722,010	—
Industrials	2,738,363	—	2,738,363	—
Information Technology	733,022	—	733,022	—
Materials	99,476	—	99,476	—
Real Estate	2,385,333	—	2,385,333	—
Utilities	469,596	—	469,596	—
Asset-backed securities	6,494,216	—	6,494,216	—
Commercial mortgage-backed securities	6,030,658	—	6,030,658	—
Foreign government bonds	1,396,080	—	1,396,080	—
Total assets	75,807,625	23,516,971	52,290,654	—
Liabilities:
Other Financial Instruments*:
Equity contracts	(2,130)	(2,100)	(30)	—
Total liabilities	(2,130)	(2,100)	(30)	—
Total	$75,805,495	$23,514,871	$52,290,624	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

Investment Portfolio - July 31, 2020
(unaudited)

*Other financial instruments are exchange traded options (Level 1 and Level 2).

There were no Level 3 securities held by the Series as of October 31, 2019 or July 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.